Schedule of Investments (unaudited)
January 31, 2025
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Lockheed Martin Corp.	319,378	$ 147,856,045
Banks — 1.4%
PNC Financial Services Group, Inc. (The)	760,591	152,840,761
Beverages — 8.9%
Coca-Cola Co. (The)	7,356,391	466,983,700
Keurig Dr. Pepper, Inc.	1,828,028	58,679,699
PepsiCo, Inc.	2,889,565	435,428,550
		961,091,949
Biotechnology — 2.3%
Gilead Sciences, Inc.	2,525,468	245,475,490
Capital Markets — 1.2%
Artisan Partners Asset Management, Inc., Class A	299,278	13,374,734
Carlyle Group, Inc. (The)	335,300	18,830,448
Cohen & Steers, Inc.	37,891	3,358,279
Lazard, Inc.	203,887	11,085,336
Moelis & Co., Class A	141,591	11,085,159
T Rowe Price Group, Inc.	548,987	64,187,560
Victory Capital Holdings, Inc., Class A	63,765	4,219,968
		126,141,484
Chemicals — 1.0%
Eastman Chemical Co.	235,681	23,485,612
LyondellBasell Industries NV, Class A	1,102,669	83,472,043
		106,957,655
Communications Equipment — 3.7%
Cisco Systems, Inc.	6,597,216	399,791,290
Consumer Staples Distribution & Retail — 0.5%
Sysco Corp.	768,576	56,044,562
Containers & Packaging — 0.4%
Amcor PLC	4,476,044	43,507,148
Electric Utilities — 7.2%
ALLETE, Inc.	163,858	10,752,362
Alliant Energy Corp.	493,152	29,036,790
American Electric Power Co., Inc.	1,285,211	126,413,354
Duke Energy Corp.	1,785,106	199,914,021
Edison International	891,132	48,121,128
Evergy, Inc.	601,753	38,614,490
FirstEnergy Corp.	1,310,943	52,175,531
IDACORP, Inc.	98,970	10,880,762
OGE Energy Corp.	494,520	20,883,579
PPL Corp.	1,411,780	47,435,808
Southern Co. (The)	2,293,600	192,547,720
		776,775,545
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	1,105,423	57,570,430
Energy Equipment & Services — 0.8%
Schlumberger NV	2,270,026	91,436,647
Financial Services — 0.1%
Western Union Co. (The)	1,305,538	13,473,152
Food Products — 2.1%
Cal-Maine Foods, Inc.	99,894	10,778,562
General Mills, Inc.	1,242,819	74,743,135
Mondelez International, Inc., Class A	2,428,691	140,839,791
		226,361,488
Security	Shares	Value
Gas Utilities — 0.4%
Atmos Energy Corp.	235,020	$ 33,492,700
New Jersey Resources Corp.	231,763	11,113,036
		44,605,736
Health Care Equipment & Supplies — 2.2%
Medtronic PLC	2,632,636	239,096,002
Hotels, Restaurants & Leisure — 3.1%
Darden Restaurants, Inc.	244,571	47,750,042
McDonald’s Corp.	982,796	283,733,205
		331,483,247
Household Products — 6.4%
Clorox Co. (The)	223,432	35,454,190
Kimberly-Clark Corp.	755,938	98,249,262
Procter & Gamble Co. (The)	3,377,952	560,706,252
Reynolds Consumer Products, Inc.	120,112	3,316,292
		697,725,996
Insurance — 0.4%
Cincinnati Financial Corp.	201,165	27,569,663
Old Republic International Corp.	450,265	16,470,694
		44,040,357
IT Services — 3.8%
International Business Machines Corp.	1,631,675	417,219,298
Machinery — 0.3%
Snap-on, Inc.	77,019	27,353,298
Multi-Utilities — 3.1%
Ameren Corp.	483,233	45,520,549
CMS Energy Corp.	558,709	36,874,794
NiSource, Inc.	817,454	30,491,034
Public Service Enterprise Group, Inc.	849,229	70,944,591
Sempra	1,085,537	90,023,583
WEC Energy Group, Inc.	669,099	66,414,767
		340,269,318
Oil, Gas & Consumable Fuels — 24.9%
Antero Midstream Corp.	1,249,028	20,034,409
Chevron Corp.	4,220,930	629,720,547
ConocoPhillips	2,425,496	239,711,770
Coterra Energy, Inc.	1,502,945	41,661,635
Devon Energy Corp.	2,017,899	68,810,356
DT Midstream, Inc.	171,032	17,287,915
EOG Resources, Inc.	973,728	122,485,245
Expand Energy Corp.	281,727	28,623,463
Exxon Mobil Corp.	9,443,832	1,008,884,572
Kinder Morgan, Inc.	5,097,098	140,068,253
ONEOK, Inc.	1,342,652	130,465,495
Phillips 66	918,615	108,277,150
Williams Cos., Inc. (The)	2,532,676	140,386,231
		2,696,417,041
Pharmaceuticals — 11.3%
Johnson & Johnson	4,949,850	753,119,678
Merck & Co., Inc.	4,756,470	470,034,365
		1,223,154,043
Professional Services — 0.7%
Paychex, Inc.	549,514	81,146,732
Semiconductors & Semiconductor Equipment — 2.7%
Texas Instruments, Inc.	1,573,516	290,486,789

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 8.5%
Altria Group, Inc.	7,686,178	$ 401,449,077
Philip Morris International, Inc.	4,014,331	522,665,896
		924,114,973
Water Utilities — 0.5%
American Water Works Co., Inc.	278,650	34,730,936
Essential Utilities, Inc.	513,967	18,235,549
		52,966,485
Total Long-Term Investments — 99.8% (Cost: $10,284,131,593)		10,815,402,961
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(b)	21,641,894	21,641,894
Total Short-Term Securities — 0.2% (Cost: $21,641,894)		21,641,894
Total Investments — 100.0% (Cost: $10,305,773,487)		10,837,044,855
Liabilities in Excess of Other Assets — (0.0)%		(1,741,444)
Net Assets — 100.0%		$ 10,835,303,411

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 12,064,701	$ 9,577,193 (a)	$ —	$ —	$ —	$ 21,641,894	21,641,894	$ 742,943	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	137	03/21/25	$ 10,979	$ 8,933
E-Mini Dow Jones Industrial Average Index	12	03/21/25	2,682	87,806
E-Mini Energy Select Sector Index	55	03/21/25	5,073	207,500
				$ 304,239

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core High Dividend ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 10,815,402,961	$ —	$ —	$ 10,815,402,961
Short-Term Securities
Money Market Funds	21,641,894	—	—	21,641,894
	$ 10,837,044,855	$ —	$ —	$ 10,837,044,855
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 304,239	$ —	$ —	$ 304,239

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.